INVESTMENTS IN AFFILIATES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 31, 2011 Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 31, 2012 CSI SkyPower	May 23, 2012 CSI SkyPower	Dec. 31, 2012 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	Dec. 31, 2011 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	Dec. 31, 2011 Nernst New Energy (Suzhou) Co., Ltd.	Dec. 31, 2011 Ningxia GD CSI New Energy Co., Ltd.	Dec. 31, 2012 Others	Dec. 31, 2012 Others Minimum	Dec. 31, 2012 Others Maximum
Investments in affiliates
Carrying Value	$ 26,727,589	$ 11,007,725	$ 6,453,371	$ 6,489,445	$ 2,565,075		$ 1,834,296	$ 2,625,743	$ 1,337,062	$ 555,475	$ 15,874,847
Ownership percentage held by the entity			40.00%	40.00%	50.00%	50.00%	10.00%	10.00%	50.00%	35.00%		21.00%	30.00%